Property, plant and equipment - Summary of Property, Plant and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Buildings and Other Outside Improvements [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Buildings and Other Outside Improvements [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Leasehold Improvements [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold Improvements [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Office Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Laboratory Equipment [Member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Laboratory Equipment [Member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
IT Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years